Loans Receivable from Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2017
Loans Receivable from Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2017	2016	2015

Revenues	$43,770	$40,097	$37,966
Pretax profits	26,586	24,477	22,176